                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2003

           Check here if Amendment [ ]: Amendment Number:_____________

                        This Amendment (Check only one.):

                                      [_] is a restatement.

                                      [_] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:             Peter Homans

Address:          One International Place
                  29/th/ Floor
                  Boston, Massachusetts 02110

Form 13F File Number:  28-06051
                       ------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Peter Homans

Title:             Institutional Manager

Phone:             (617) 856-8875

Signature, Place, and Date of Signing:

 /s/ Peter Homans
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

July 29, 2003
--------------------------------------------------------------------------------
(Date)


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

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Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $180,251 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06049
                     -----------------------------------------------------------
Name:  Neil Druker

                                        2

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                                    FORM 13F

                            Name of Reporting Manager    _________________________________________

-------------------------------------------------------------------------------------------------------------------
          Item 1:                   Item 2:           Item 3:         Item 4:                 Item 5:

Name of Issuer                   Title of Class   CUSIP number   Fair Market Value    Shares of Principal Amount
-------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES              COMM              002824100                   656         15,000
AETNA INC                        COMM              00817Y108                 6,622        110,000
ADVANCED FIBRE COMMUNICATION     COMM              00754A105                 9,828        600,000
AFFYMETRIX INC                   COMM              00826T108                   891         45,200
AKAMAI TECHNOLOGIES INC          COMM              00971T101                 2,600        544,000
ANGIOTECH PHARMACEUTICALS IN     COMM              034918102                   121          2,970
ARROW ELECTRONICS INC            COMM              042735100                   789         51,790
BIOSITE DIAGNOSTICS INC          COMM              090945106                 6,981        144,900
CABOT MICROELECTRONICS CORP      COMM              12709P103                 5,527        109,600
CELGENE CORP                     COMM              151020104                 6,068        200,000
CIGNA CORP W/RTS TO PUR P/ST     WT                125509109                 1,174         25,000
COMCAST CORP-SPECIAL CL A        CL A              20030N200                   435         15,000
CONNETICS CORPORATION            COMM              208192104                 4,500        300,000
COMPUWARE CORP                   COMM              205638109                 2,288        400,000
CREE RESEARCH INC                COMM              225447101                 2,308        142,000
QUEST DIAGNOSTICS INC            COMM              74834L100                 8,958        140,400
ENTERASYS NETWORKS INC           COMM              293637104                   333        110,000
F5 NETWORKS INC                  COMM              315616102                 1,662        100,000
FINISH LINE INC-CL A             CL A              317923100                 6,380        288,300
GUIDANT CORP                     COMM              401698105                15,736        354,500
GAP INC                          COMM              364760108                 6,097        325,000
GARMIN LTD                       COMM              G37260109                 4,186        104,900
HEALTH MANAGEMENT ASSOCIATES     COMM              421933102                 5,535        300,000
HYPERION SOLUTIONS CORP          COMM              44914M104                 5,903        175,000
IDEC PHARMACEUTICALS CORP        COMM              449370105                   168          4,960
IDEXX LABORATORIES CORP          COMM              45168D104                 2,000         60,000
INVACARE CORP                    COMM              461203101                 1,320         40,000
LINEAR TECHNOLOGY CORPORATION    COMM              535678106                 9,714        300,000
ELI LILLY & CO                   COMM              532457108                 1,586         23,000
LINCARE HOLDINGS INC             COMM              532791100                 5,690        180,000
LSI LOGIC CORP                   COMM              502161102                 3,752        530,000
MICROCHIP TECHNOLOGY INC         COMM              595017104                   990         40,000
NETWORK APPLIANCE INC            COMM              64120L104                 8,186        509,100
OMNIVISION TECHNOLOGIES INC      COMM              682128103                 4,856        156,000
PACIFICARE HEALTH SYSTEMS INC    COMM              695112102                 8,707        176,500
RF MICRO DEVICES INC             COMM              749941100                   118         20,000
SHIRE PHARMACEUTICALS GROUP ADR  ADR               82481R106                 4,246        215,000
SANDISK CORP                     COMM              80004C101                13,084        322,500
SUN MICROSYSTEMS INC             COMM              866810104                 4,650      1,000,000
SKYWORKS SOLUTIONS INC           COMM              83088M102                   305         45,000
STRYKER CORP                     COMM              863667101                   347          5,000
TERADYNE INC                     COMM              880770102                   519         30,000
TOO INC                          COMM              890333107                 2,025        100,000
TRIAD HOSPITALS INC              COMM              89579K109                   958         38,600
TEXAS INSTRUMENTS INC            COMM              882508104                 1,452         82,500
                                                                           180,251

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          Item 1:                                      Item 6:                          Item 7:              Item 8:
                                 --------------------------------------------------                 --------------------------------
Name of Issuer                   (a)Sole   (b) Shared As Defined  (c)Shared-Other   Other Managers  (a) Sole  (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                                                       X               one                      15,000
AETNA INC                                                                 X               one                     110,000
ADVANCED FIBRE COMMUNICATION                                              X               one                     600,000
AFFYMETRIX INC                                                            X               one                      45,200
AKAMAI TECHNOLOGIES INC                                                   X               one                     544,000
ANGIOTECH PHARMACEUTICALS IN                                              X               one                       2,970
ARROW ELECTRONICS INC                                                     X               one                      51,790
BIOSITE DIAGNOSTICS INC                                                   X               one                     144,900
CABOT MICROELECTRONICS CORP                                               X               one                     109,600
CELGENE CORP                                                              X               one                     200,000
CIGNA CORP W/RTS TO PUR P/ST                                              X               one                      25,000
COMCAST CORP-SPECIAL CL A                                                 X               one                      15,000
CONNETICS CORPORATION                                                     X               one                     300,000
COMPUWARE CORP                                                            X               one                     400,000
CREE RESEARCH INC                                                         X               one                     142,000
QUEST DIAGNOSTICS INC                                                     X               one                     140,400
ENTERASYS NETWORKS INC                                                    X               one                     110,000
F5 NETWORKS INC                                                           X               one                     100,000
FINISH LINE INC-CL A                                                      X               one                     288,300
GUIDANT CORP                                                              X               one                     354,500
GAP INC                                                                   X               one                     325,000
GARMIN LTD                                                                X               one                     104,900
HEALTH MANAGEMENT ASSOCIATES                                              X               one                     300,000
HYPERION SOLUTIONS CORP                                                   X               one                     175,000
IDEC PHARMACEUTICALS CORP                                                 X               one                       4,960
IDEXX LABORATORIES CORP                                                   X               one                      60,000
INVACARE CORP                                                             X               one                      40,000
LINEAR TECHNOLOGY CORPORATION                                             X               one                     300,000
ELI LILLY & CO                                                            X               one                      23,000
LINCARE HOLDINGS INC                                                      X               one                     180,000
LSI LOGIC CORP                                                            X               one                     530,000
MICROCHIP TECHNOLOGY INC                                                  X               one                      40,000
NETWORK APPLIANCE INC                                                     X               one                     509,100
OMNIVISION TECHNOLOGIES INC                                               X               one                     156,000
PACIFICARE HEALTH SYSTEMS INC                                             X               one                     176,500
RF MICRO DEVICES INC                                                      X               one                      20,000
SHIRE PHARMACEUTICALS GROUP ADR                                           X               one                     215,000
SANDISK CORP                                                              X               one                     322,500
SUN MICROSYSTEMS INC                                                      X               one                   1,000,000
SKYWORKS SOLUTIONS INC                                                    X               one                      45,000
STRYKER CORP                                                              X               one                       5,000
TERADYNE INC                                                              X               one                      30,000
TOO INC                                                                   X               one                     100,000
TRIAD HOSPITALS INC                                                       X               one                      38,600
TEXAS INSTRUMENTS INC                                                     X               one                      82,500
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